Marketable debt securities (Tables)	12 Months Ended
Dec. 31, 2020
Marketable Debt Securities [Abstract]
Schedule of marketable securities
The detail, by classification and type, of Marketable debt securities is as follows:

EUR million
	2020	2019	2018
Classification
Financial liabilities held for trading	—	—	—
Financial liabilities designated at fair value through profit or loss	4,440	3,758	2,305
Financial liabilities at amortized cost	230,829	258,219	244,314
	235,269	261,977	246,619
Type
Bonds and debentures outstanding	191,577	208,455	195,498
Subordinated	21,686	20,878	23,676
Notes and other securities	22,006	32,644	27,445
	235,269	261,977	246,619

Maturity of subordinated liabilities and debentures	The distribution of the book value of debt securities issued by contractual maturity is shown below:

EUR million
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	—	—	—	741	3,505	17,440	21,686
Senior unsecured debt	—	2,259	1,985	14,476	34,814	29,037	22,959	105,530
Senior secured debt	—	9,068	6,668	9,025	25,116	15,508	20,662	86,047
Promissory notes and other securities	—	3,942	9,975	8,089	—	—	—	22,006
Debt securities issued	—	15,269	18,628	31,590	60,671	48,050	61,061	235,269
The distribution by contractual maturity of the notional amounts of these debt securities issued is as follows:

EUR million
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	—	—	—	732	3,463	17,233	21,428
Senior unsecured debt	—	2,168	1,905	13,895	33,415	27,871	22,039	101,293
Senior secured debt	—	8,982	6,605	8,939	24,878	15,361	20,466	85,231
Promissory notes and other securities	—	4,158	10,521	8,531	—	—	—	23,210
Debt securities issued	—	15,308	19,031	31,365	59,025	46,695	59,738	231,162
The analysis of the maturities of lease liabilities as of 31 December 2020 is shown below:

EUR million
	2020	2019
Maturity Analysis - Discounted payments
Within 1 year	594	766
Between 1 and 3 years	981	1,254
Between 3 and 5 years	637	875
Later than 5 years	837	2,213
Total discounted payments at the end of the year	3,049	5,108

Detail, by currency of issue, of bonds and debentures outstanding
The detail, by currency of issue, of 'Bonds and debentures outstanding' is as follows:

				2020
	EUR million
Currency of issue	2020	2019	2018	Outstanding issue amount in foreign currency (Million)	Annual interest rate (%)
Euro	89,031	89,008	85,479	89,031	1.08%
US dollar	61,174	64,952	62,021	75,064	2.92%
Pound sterling	16,569	20,178	16,616	14,880	2.16%
Brazilian real	8,398	15,292	15,778	53,522	2.99%
Chilean peso	5,624	6,848	6,460	4,903,110	4.67%
Other currencies	10,781	12,177	9,144
Balance at end of year	191,577	208,455	195,498

Changes in Bonds and debentures outstanding
The changes in 'Bonds and debentures outstanding' were as follows:

EUR million
	2020	2019	2018
Balance at beginning of year	208,455	195,498	176,719
Net inclusion of entities in the Group	785	—	—
Issues	54,905	64,184	68,306
Of which:
Santander Consumer USA Holdings Inc.	12,246	15,631	15,627
Banco Santander (Brasil) S.A.	11,036	13,227	16,422
Banco Santander, S.A.	10,220	12,066	7,683
Santander UK Group Holdings plc group	6,320	4,547	14,984
Santander Consumer Finance, S.A.	2,394	5,150	3,605
SC Germany S.A., Compartment Consumer 2020-1	1,800	—	—
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	1,770	577	560
Santander International Products, Plc.	1,588	848	249
Santander Holdings USA, Inc.	1,269	2,778	1,210
Santander Consumer Bank AS	773	1,572	1,342
Banco Santander - Chile	766	1,644	1,483
SCF Rahoituspalvelut IX DAC	650	—	—
PSA Financial Services Spain, E.F.C., S.A.	605	—	—
Santander Consumer Bank AG	500	750	—
PSA Banque France	385	1,132	716
PSA Bank Deutschland GmbH	—	1,104	600
SCF Rahoituspalvelut VIII DAC	—	799	—
Redemptions and repurchases	(62,699)	(52,462)	(48,319)
Of which:
Banco Santander (Brasil) S.A.	(14,211)	(12,817)	(14,802)
Santander UK Group Holdings plc group	(14,102)	(9,115)	(6,800)
Santander Consumer USA Holdings Inc.	(13,959)	(14,517)	(11,939)
Banco Santander, S.A.	(5,991)	(3,303)	(4,752)
Santander Consumer Finance, S.A.	(4,371)	(2,550)	(2,366)
Banco Santander - Chile	(1,974)	(848)	(204)
Santander Holdings USA, Inc.	(1,201)	(1,990)	(903)
Santander Consumer Bank AS	(936)	(1,551)	(1,268)
Banco Santander Totta, S.A.	(784)	(739)	(41)
PSA Banque France	(684)	—	—
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	(415)	(159)	(579)
Santander International Products, Plc.	(324)	(722)	(491)
PSA Bank Deutschland GmbH	—	(902)	(488)
Banca PSA Italia S.p.A.	—	—	(600)
Exchange differences and other movements	(9,869)	1,235	(1,208)
Balance at year-end	191,577	208,455	195,498

Information on liabilities secured by financial assets
Set forth below is information on the liabilities secured by assets:

EUR million
	2020	2019	2018
Asset-backed securities	35,753	38,616	38,140
Of which, mortgage-backed securities	2,274	3,819	5,197
Other mortgage securities	49,425	50,269	46,026
Of which: mortgage-backed bonds	24,736	24,736	22,023
Territorial covered bond	869	1,270	1,270
	86,047	90,155	85,436

Information required by Bank of Spain
The information required by Bank of Spain circulars 7/2010 and 5/2011, by application of Royal Decree 716/2009, of 24 April is as follows:

EUR million
	2020	2019	2018
Face value of the outstanding mortgage loans and credits that support the issuance of mortgage-backed and mortgage bonds pursuant to Royal Decree 716/2009 (excluding securitised bonds)	76,554	84,720	85,610
Of which:
Loans eligible to cover issues of mortgage-backed securities	57,382	59,517	60,195
Transfers of assets retained on balance sheet: mortgage-backed certificates and other securitised mortgage assets	17,610	14,569	15,807